UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     FOR THE MONTHLY DISTRIBUTION PERIOD FROM MARCH 20, 2008 TO APRIL 30, 2008

                                  333-130089-67
                   (Commission File Number of issuing entity)

                   HARTFORD LIFE GLOBAL FUNDING TRUST 2008-002
                        (Exact name of issuing entity as
                            specified in its charter)

                                    001-32293
                      (Commission File Number of Depositor)

                         HARTFORD LIFE INSURANCE COMPANY
        (Exact name of depositor and sponsor as specified in its charter)

                                    DELAWARE
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                                 NOT APPLICABLE
                      (I.R.S. Employer Identification No.)

                  HARTFORD LIFE GLOBAL FUNDING TRUST 2008-002
                          C/O WILMINGTON TRUST COMPANY
                            1100 NORTH MARKET STREET
                              WILMINGTON, DE
         (Address of principal executive offices of the issuing entity)

                                     19890
                                   (Zip Code)

                                  302-651-8900
                     (Telephone number, including area code)

                                 NOT APPLICABLE
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

                           Section     Section     Section     Name of exchange
Title of class              12(b)       12(g)       15(d)     (If Section 12(b))

Floating Rate Notes
due April 1, 2013            [ ]        [ ]         [X]       __________________

_________________            [ ]        [ ]         [ ]       __________________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes _X_    No ___

PART I - DISTRIBUTION INFORMATION


ITEM 1.  DISTRIBUTION AND POOL PERFORMANCE INFORMATION.


On May 1, 2008, interest payments were made to the holders of the notes specified on the cover of this report on Form 10-D (the "Notes"). Details of such payments are included in the Administrative Report of the Hartford Life Global Funding Trust specified on the cover of this report on Form 10-D (the "Trust") filed as Exhibit 99.1 hereto. No trustee fees or other trust expenses have been paid by the Trust.

PART II - OTHER INFORMATION


ITEM 2.  LEGAL PROCEEDINGS.

None


ITEM 3.  SALES OF SECURITIES AND USE OF PROCEEDS.


On March 20, 2008, the beneficial interest in the Trust (the "Trust Beneficial Interest") was sold to AMACAR Pacific Corp. ("AMACAR") for $15 in an offering exempt from registration pursuant to ss.4(2) of the Securities Act of 1933, as amended.


Registration Statement on Form S-3, Commission File No. 333-130089 (the "Registration Statement") relating to the Notes was declared effective by the Securities and Exchange Commission on March 31, 2006.


The information specified under "Use of Proceeds" required to be included in this Item 3 by Item 701(f) of Regulation S-K is included in the Administrative Report attached to this Form 10-D and is incorporated into this Item 3 by reference.


The Trust used the net proceeds from the issuance of the Notes and the Trust Beneficial Interest to purchase a funding agreement from Hartford Life Insurance Company ("HLIC"), as described in the Registration Statement.


ITEM 4.  DEFAULTS UPON SENIOR SECURITIES.

None


ITEM 5.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None


ITEM 6.  SIGNIFICANT OBLIGORS OF POOL ASSETS.

For information relating to HLIC, please see HLIC's (Commission file number 001-32293) periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and other information on file with the Securities and Exchange Commission (the "SEC"). This Form 10-D incorporates by reference HLIC's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 and Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2008. You can read and copy these reports and other information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain copies of this material for a fee by writing to the SEC's Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also access some of this information electronically by means of the SEC's website on the Internet at http://www.sec.gov, which contains reports and other information that HLIC has filed electronically with the SEC.

ITEM 7.  SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

None


ITEM 8.  OTHER INFORMATION.

None


ITEM 9.  EXHIBITS.

------------------- ------------------------------------------------------------
  EXHIBIT NUMBER                           DESCRIPTION
------------------- ------------------------------------------------------------
Exhibit 1.1 Standard Distribution Agreement Terms (incorporated by reference to Exhibit 1.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 1.2         Distribution Agreement relating to the notes issued by
                    the trust identified on the cover page of this Exchange Act report (included in Section C to Exhibit 4.5 hereto).
------------------- ------------------------------------------------------------
Exhibit 3.1         Schedule identifying the differences between the
                    certificate of trust for the trust identified on the cover page of this Exchange Act report and Exhibit 3.1 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit
                    99.1 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
------------------- ------------------------------------------------------------
Exhibit 3.2         Standard Trust Agreement Terms (incorporated by reference to
                    Exhibit 4.7 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 3.3 Trust Agreement relating to the trust identified on the cover page of this Exchange Act report (included in Section A to Exhibit 4.5 hereto).
------------------- ------------------------------------------------------------
Exhibit 4.1         Standard Indenture Terms (incorporated by reference to
                    Exhibit 4.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 4.2 Indenture relating to the notes issued by the trust identified on the cover page of this Exchange Act report (included in Section B to Exhibit 4.5 hereto).
------------------- ------------------------------------------------------------
Exhibit 4.3 Schedule identifying the differences between the notes issued by the trust identified on the cover page of the Exchange Act report into which this Exhibit 4.3 is incorporated by reference and Exhibit 4.3 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007 (incorporated by reference to Exhibit 99.1 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007), as further modified by
                    Schedule II to said notes, as included in Exhibit 4.6 to this Exchange Act Report.
------------------- ------------------------------------------------------------
Exhibit 4.4 Schedule identifying the differences between the funding agreement issued by Hartford Life Insurance Company to the trust identified on the cover page of this Exchange Act report and Exhibit 4.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit 99.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
------------------- ------------------------------------------------------------
Exhibit 4.5 Schedule identifying the differences between the omnibus instrument relating to the notes issued by the trust identified on the cover page of the Exchange Act report into which this Exhibit 4.5 is incorporated by reference and
                    Exhibit 4.5 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007 (incorporated by reference to Exhibit 99.2 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007.)
------------------- ------------------------------------------------------------

------------------- ------------------------------------------------------------
Exhibit 4.6 Schedule II to Extendible Secured Medium-Term Note of Hartford Life Global Funding Trust 2008-002 (incorporated by reference to Exhibit 4.6 to Hartford Life Global Funding Trust 2008-002's Report on Form 8-K filed on March 21,2008.)
------------------- ------------------------------------------------------------
Exhibit 10.1 Administrative Services Agreement (incorporated by reference to Exhibit 4.9 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 10.2 Expense and Indemnity Agreement between Hartford Life Insurance Company and Wilmington Trust Company (incorporated by reference to Exhibit 10.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 10.3 Expense and Indemnity Agreement between Hartford Life Insurance Company and JPMorgan Chase Bank, N.A. (incorporated by reference to Exhibit 10.2 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 10.4 Expense and Indemnity Agreement between Hartford Life Insurance Company and Amacar Pacific Corporation (incorporated by reference to Exhibit 10.3 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 99.1 Administrative Report of the Trust in respect of the May 1, 2008 payment to holders of the notes issued by the Hartford Life Global Funding Trust 2008-002.
------------------- ------------------------------------------------------------



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.





                                     Hartford Life Insurance Company, depositor





Date:  May 23, 2008                  By:   /s/ Jeffrey L. Johnson
                                           ------------------------------------
                                     Name:  Jeffrey L. Johnson
                                     Title: Assistant Vice President

                                   EXHIBIT INDEX


------------------- ------------------------------------------------------------
  EXHIBIT NUMBER                           DESCRIPTION
------------------- ------------------------------------------------------------
Exhibit 1.1 Standard Distribution Agreement Terms (incorporated by reference to Exhibit 1.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 1.2 Distribution Agreement relating to the notes issued by the trust identified on the cover page of this Exchange Act report (included in Section C to Exhibit 4.5 hereto).
------------------- ------------------------------------------------------------
Exhibit 3.1 Schedule identifying the differences between the certificate of trust for the trust identified on the cover page of this Exchange Act report and Exhibit 3.1 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit 99.1 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
------------------- ------------------------------------------------------------
Exhibit 3.2         Standard Trust Agreement Terms (incorporated by reference to
                    Exhibit 4.7 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 3.3 Trust Agreement relating to the trust identified on the cover page of this Exchange Act report (included in Section A to Exhibit 4.5 hereto).
------------------- ------------------------------------------------------------
Exhibit 4.1         Standard Indenture Terms (incorporated by reference to
                    Exhibit 4.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 4.2 Indenture relating to the notes issued by the trust identified on the cover page of this Exchange Act report (included in Section B to Exhibit 4.5 hereto).
------------------- ------------------------------------------------------------
Exhibit 4.3 Schedule identifying the differences between the notes issued by the trust identified on the cover page of the Exchange Act report into which this Exhibit 4.3 is incorporated by reference and Exhibit 4.3 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007 (incorporated by reference to Exhibit 99.1 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007), as further modified by
                    Schedule II to said notes, as included in Exhibit 4.6 to this Exchange Act Report.
------------------- ------------------------------------------------------------
Exhibit 4.4 Schedule identifying the differences between the funding agreement issued by Hartford Life Insurance Company to the trust identified on the cover page of this Exchange Act report and Exhibit 4.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006 (incorporated by reference to Exhibit 99.3 to Hartford Life Global Funding Trust 2006-001's Report on Form 8-K filed on July 26, 2006).
------------------- ------------------------------------------------------------
Exhibit 4.5 Schedule identifying the differences between the omnibus instrument relating to the notes issued by the trust identified on the cover page of the Exchange Act report into which this Exhibit 4.5 is incorporated by reference and
                    Exhibit 4.5 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007 (incorporated by reference to Exhibit 99.2 to Hartford Life Global Funding Trust 2007-001's Report on Form 8-K/A filed on March 29, 2007.)
------------------- ------------------------------------------------------------
Exhibit 4.6 Schedule II to Extendible Secured Medium-Term Note of Hartford Life Global Funding Trust 2008-002 (incorporated by reference to Exhibit 4.6 to Hartford Life Global Funding Trust 2008-002's Report on Form 8-K filed on March 21,2008.)
------------------- ------------------------------------------------------------
Exhibit 10.1 Administrative Services Agreement (incorporated by reference to Exhibit 4.9 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------

------------------- ------------------------------------------------------------
Exhibit 10.2 Expense and Indemnity Agreement between Hartford Life Insurance Company and Wilmington Trust Company (incorporated by reference to Exhibit 10.1 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 10.3 Expense and Indemnity Agreement between Hartford Life Insurance Company and JPMorgan Chase Bank, N.A. (incorporated by reference to Exhibit 10.2 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 10.4 Expense and Indemnity Agreement between Hartford Life Insurance Company and Amacar Pacific Corporation (incorporated by reference to Exhibit 10.3 to Hartford Life Insurance Company's Registration Statement on Form S-3, as amended, (SEC Registration File No. 333-130089)).
------------------- ------------------------------------------------------------
Exhibit 99.1 Administrative Report of the Trust in respect of the May 1, 2008 payment to holders of the notes issued by the Hartford Life Global Funding Trust 2008-002.
------------------- ------------------------------------------------------------